UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Rachel A. Spearo
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-5384
Registrant's telephone number, including area code

Date of fiscal year end: February 28, 2007

Date of reporting period: November 30, 2006

Item 1. Schedule of Investments.

Schedule of Investments
The Appleton Group PLUS Fund		Ticker Symbol: AGPLX
November 30, 2006 (Unaudited)

Exchange Traded Funds 88.60%	Shares	Market Value
DIAMONDS Trust, Series I	35,318	$4,319,038
iShares Dow Jones Select Dividend Index Fund	30,138	2,102,728
iShares Russell 2000 Growth Index Fund	36,058	2,838,486
iShares Russell 2000 Value Index Fund	34,563	2,754,671
Nasdaq-100 Trust, Series 1	104,370	4,596,455
SPDR Trust Series 1	23,138	3,251,583
Total Exchange Traded Funds (Cost $17,787,472)		19,862,961

Short-Term Investments 11.52%
Investment Companies 6.78%
The AIM STIT-Treasury Portfolio - Institutional Class	456,701	456,701
Fidelity Institutional Government Portfolio - Class I	1,062,800	1,062,800
Total Investment Companies (Cost $1,519,501)		1,519,501

	Principal
	Amount
U.S. Government Agency Issue(a) 4.74%
Federal Home Loan Bank Discount Note, 0.00%, 12/01/06	$1,063,000	1,063,000
Total U.S. Government Agency Issue (Cost $1,063,000)		1,063,000

Total Short-Term Investments (Cost $2,582,501)		2,582,501

Total Investments 100.12%		22,445,462
(Cost $20,369,973)
Liabilities, less Other Assets (0.12)%		(27,262)
Net Assets 100.00%		$22,418,200

(a) The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the
United States Treasury.

The cost basis of investments for federal income tax purposes at November 30, 2006 was as follows*:

Cost of investments	$20,369,973
Gross unrealized appreciation	2,075,489
Gross unrealized depreciation	-
Net unrealized appreciation	$ 2,075,489

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial
Statements section of the Fund's most recent semi-annual or annual report.

Snow Capital Opportunity Fund
Schedule of Investments
November 30, 2006 (Unaudited)

		Shares		Value
COMMON STOCKS 92.56%
Beverages 0.32%
The Coca-Cola Co.		6,210		$290,814

Chemicals 4.16%
Agrium Inc. (b)		54,930		1,694,041
EI Du Pont de Nemours & Co.		43,750		2,052,718
				3,746,759
Communications Equipment 2.48%
Cisco Systems, Inc. (a)		30,450		818,496
Nokia Oyj - ADR (b)		69,840		1,412,165
				2,230,661
Diversified Financial Services 5.53%
Asset Acceptance Capital Corp. (a)		77,200		1,285,380
Bank of America Corp.		27,110		1,459,874
JPMorgan Chase & Co.		48,180		2,229,770
				4,975,024
Diversified Telecommunication Services 0.55%
Verizon Communications Inc.		14,160		494,750

Electronic Equipment & Instruments 5.18%
Agilent Technologies, Inc. (a)		58,000		1,846,720
Avnet, Inc. (a)		76,000		1,884,040
Spectrum Control, Inc. (a)		105,000		927,150
				4,657,910
Food & Staples Retailing 0.34%
Wal-Mart Stores, Inc.		6,615		304,952

Health Care Equipment & Supplies 4.19%
Biomet, Inc.		60,410		2,284,102
St. Jude Medical, Inc. (a)		40,000		1,490,800
				3,774,902
Health Care Providers & Services 8.68%
Coventry Health Care, Inc. (a)		15,730		757,085
Health Management Associates, Inc. - Class A		115,770		2,373,285
Health Net Inc. (a)		68,470		3,159,206
RehabCare Group, Inc. (a)		121,500		1,522,395
				7,811,971
Industrial Conglomerates 3.60%
General Electric Co.		91,780		3,237,998

Snow Capital Opportunity Fund
Schedule of Investments (continued)
November 30, 2006 (Unaudited)

Insurance 18.18%
American International Group, Inc.		38,120		2,680,598
Aspen Insurance Holdings Ltd. (b)		107,980		2,910,061
Axis Capital Holdings Ltd. (b)		53,900		1,844,997
IPC Holdings, Ltd. (b)		60,412		1,884,855
The St. Paul Travelers Companies, Inc.		45,450		2,354,764
UnumProvident Corp.		89,410		1,831,117
XL Capital Ltd. - Class A		40,130		2,854,046
				16,360,438
Leisure Equipment & Products 3.22%
Brunswick Corp.		38,710		1,253,043
Nautilus, Inc.		106,000		1,647,240
				2,900,283
Machinery 6.49%
AGCO Corp. (a)		35,000		1,093,050
Deere & Co.		16,580		1,591,680
Ingersoll-Rand Company Ltd. - Class A (b)		80,910		3,156,299
				5,841,029
Media 0.57%
Viacom Inc. - Class B (a)		13,570		509,011

Metals & Mining 7.30%
Alcan Inc.		10,000		481,100
Alcoa Inc.		125,860		3,923,056
Worthington Industries, Inc.		116,810		2,160,985
				6,565,141
Multi-Utilities 0.45%
Duke Energy Corp.		12,720		403,478

Oil, Gas & Consumable Fuels 8.34%
Alpha Natural Resources, Inc. (a)		91,620		1,443,015
Apache Corp.		10,750		751,747
Chesapeake Energy Corp.		26,740		909,962
ConocoPhillips		24,970		1,680,481
Marathon Oil Corp.		28,870		2,724,751
				7,509,956
Pharmaceuticals 6.20%
Abbott Laboratories		37,420		1,746,017
Bristol-Myers Squibb Co.		30,030		745,645
Johnson & Johnson		14,650		965,582
Pfizer Inc.		67,620		1,858,874
Watson Pharmaceuticals, Inc. (a)		10,100		259,267
				5,575,385
Semiconductor & Semiconductor Equipment 0.00%
Verigy Ltd. (a) (b)		1		18

Snow Capital Opportunity Fund
Schedule of Investments (continued)
November 30, 2006 (Unaudited)

Specialty Retail 5.88%
Christopher & Banks Corp.		22,000		413,380
The Gap, Inc.		157,410		2,946,715
Limited Brands, Inc.		39,160		1,240,981
The Talbots, Inc.		27,810		693,025
				5,294,101
Textiles, Apparel & Luxury Goods 0.90%
Kellwood Co.		20,000		625,000
Kenneth Cole Productions, Inc. - Class A		7,700		184,030
				809,030

TOTAL COMMON STOCKS (Cost $76,881,039)				83,293,611

		Principal
		Amount		Value
SHORT TERM INVESTMENTS 7.57%
Investment Companies
The AIM STIT-Treasury Portfolio - Institutional Class		3,404,467		3,404,467
Fidelity Institutional Government Portfolio - Class I		3,404,467		3,404,467

TOTAL SHORT TERM INVESTMENTS (Cost $6,808,934)				6,808,934

Total Investments (Cost $83,689,973) 100.13%				90,102,545
Liabilities in Excess of Other Assets (0.13)%				(115,193)
TOTAL NET ASSETS 100.00%				$89,987,352

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a) Non Income Producing
(b) Foreign Issued Security

Snow Capital Opportunity Fund
Schedule of Options Written
November 30, 2006 (Unaudited)

		Contracts		Value
CALL OPTIONS
AGCO Corp.:
Expiration: January 2007, Exercise Price: $25.00		350		$224,000
Agilent Technologies, Inc.:
Expiration: February 2007, Exercise Price: $37.50		200		11,000
Alcoa Inc.:
Expiration: January 2007, Exercise Price: $27.50		180		73,800
Expiration: January 2007, Exercise Price: $35.00		190		4,750
Expiration: January 2007, Exercise Price: $40.00		70		350
Expiration: April, 2007 Exercise Price: $32.50		100		16,000
Expiration: July 2007, Exercise Price: $35.00		100		12,500
				107,400
Apache Corp.:
Expiration: January 2007, Exercise Price: $80.00		30		1,050
Avnet, Inc.:
Expiration: February 2007, Exercise Price: $22.50		235		68,150
Biomet, Inc.:
Expiration: April 2007, Exercise Price: $37.50		150		39,000
Chesapeake Energy Corp.:
Expiration: January 2007, Exercise Price: $35.00		100		9,000
The Gap, Inc.:
Expiration: January 2007, Exercise Price: $20.00		120		4,800
General Electric Co.:
Expiration: January 2007, Exercise Price: $35.00		100		9,000
Expiration: January 2007, Exercise Price: $37.50		70		700
				9,700
Health Net Inc.:
Expiration: January 2007, Exercise Price: $45.00		150		39,000
Ingersoll-Rand Company Ltd. - Class A:
Expiration: January 2007, Exercise Price: $45.00		150		750
Marathon Oil Corp.:
Expiration: January 2007, Exercise Price: $80.00		100		150,000
Expiration: January 2007, Exercise Price: $90.00		40		29,200
Expiration: January 2007, Exercise Price: $100.00		60		12,000
				191,200
Nokia Oyj - ADR:
Expiration: January 2007, Exercise Price: $20.00		150		13,500
The Talbots, Inc.:
Expiration: February 2007, Exercise Price: $35.00		200		-
Worthington Industries, Inc.:
Expiration: March 2007, Exercise Price: $20.00		300		15,000
XL Capital Ltd. - Class A:
Expiration: January 2007, Exercise Price: $75.00		100		4,500

Total Options Written (Premiums received $420,186)				$738,050

The cost basis of investments for federal income tax purposes at November 30, 2006 was as follows*:

Cost of investments			$83,689,973
	Premiums received on options written		420,186
	Gross unrealized appreciation		7,695,853
	Gross unrealized depreciation		(1,601,145)
	Net unrealized appreciation		$6,094,708

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
Tax adjustments will be made as part of the Fund's first annual report, which will be dated February
28, 2007.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer has concluded, based on an evaluation of the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)), the disclosure controls and procedures are effective as of a date within 90 days of the filing date of this Form N-Q.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter ended November 30, 2006 that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Trust for Professional Managers

By  /s/ Joseph Neuberger
             Joseph Neuberger, President and Treasurer

Date  January 23, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By  /s/ Joseph Neuberger
                            Joseph Neuberger, President and Treasurer

Date   January 23, 2007